Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

11. Subsequent events

Indenture

On July 14, 2011, as part of the 2011 Refinancing, the Company issued $300.0 million in aggregate principal amount of 10.5% Senior Notes, at par, due July 15, 2019 (the "Notes") in a private placement conducted pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). The Notes are guaranteed on a senior basis by each of Crown Media Holdings' subsidiaries (the "Guarantors").

Interest is payable each January 15th and July 15th, commencing January 15, 2012. The Company is not required to make mandatory sinking fund payments with respect to the Notes.

The covenants in the related indenture limit the ability of the Company to, among other things: (1) incur additional debt; (2) pay dividends or make other restricted payments; (3) purchase, redeem or retire capital stock or subordinated debt; (4) make asset sales, including by way of sale leaseback transactions; (5) provide subsidiary guarantees; (6) enter into transactions with affiliates; (7) incur liens; (8) make investments; and (9) merge or consolidate with any other person.

During any period in which the Notes have an investment grade rating from both Moody's and S&P (at least Baa3 by Moody's and BBB- by S&P), and no default has occurred and is continuing under the Indenture, Crown Media Holdings and its restricted subsidiaries will not be required to comply with the covenants in the Indenture that limit their ability to: (1) incur additional debt; (2) pay dividends or make other restricted payments; (3) purchase, redeem or retire capital stock or subordinated debt; (4) make asset sales; (5) provide subsidiary guarantees; and (6) enter into transactions with affiliates.

Crown Media Holdings, Inc. has no independent assets or operations, the guarantees by the subsidiary guarantors are full and unconditional, joint and several, and there are no subsidiaries of Crown Media Holdings, Inc. that are not subsidiary guarantors. The Indenture and the Credit Agreement generally prohibit the Company from paying cash dividends unless certain conditions are met. The Credit Agreement permits the Company to pay cash dividends in an aggregate amount that, when aggregated with other payments of dividends and other restricted payments, does not exceed $25 million (as such amount is adjusted pursuant to the Credit Agreement) if, after giving effect to such payment, the pro forma consolidated leverage ratio would not exceed 4.5 to 1 and the Company would otherwise be in compliance with its financial covenants. The Credit Agreement also permits the Company to pay cash dividends in an annual amount not in excess of 6% of the net cash proceeds of any offering of certain equity interests, and in certain other instances. The Indenture permits the Company to pay cash dividends in an aggregate amount that, when taken together with the payment of other dividends and restricted payments, does not exceed $20 million. The Indenture also permits the Company to pay cash dividends not in excess of 5% of the net cash proceeds of any public offering of the Company's stock, and in certain other instances.

Registration Rights Agreement

The holders of the Notes are entitled to the benefits of a Registration Rights Agreement dated July 14, 2011 (the "Registration Rights Agreement"), by and among Crown Media Holdings, the Guarantors and the initial purchaser. Pursuant to the Registration Rights Agreement, Crown Media Holdings and the Guarantors have agreed to file a registration statement with the Securities and Exchange Commission for an offer to exchange the Notes for a new issuance of substantially identical notes issued under the Securities Act and to use their commercially reasonable efforts to cause the registration statement to be declared effective on or before April 10, 2012. The Company may be required to provide a shelf registration statement to cover resales of the Notes under certain circumstances. If Crown Media Holdings fails to satisfy certain obligations under the Registration Rights Agreement, then additional interest may accrue on the principal amount of the Notes that are registrable securities at a rate of 0.25% per annum (which rate will be increased by an additional 0.25% per annum for each subsequent 90-day period that such additional interest continues to accrue, provided that the rate at which such additional interest accrues may in no event exceed 1.0% per annum). The additional interest will cease to accrue when the registration default is cured.

Credit Agreement

Also, on July 14, 2011, in connection with the 2011 Refinancing, the Company entered into a new $240.0 million Credit Agreement (the "Credit Agreement") with the lenders party thereto and JPMorgan Chase Bank, N.A., as Administrative Agent (the "Administrative Agent"). The Credit Agreement provides for a seven year $210.0 million senior secured term loan facility (the "Term Loan") and a five year $30.0 million senior secured super-priority revolving credit facility.

The Term Loan can be drawn at LIBOR or ABR at the company's election. All LIBOR term loans will bear interest at the LIBOR Rate (with that rate not to be deemed to be below 1.25%), plus 4.50%. All ABR term loans will bear interest at the base rate (as defined in the Credit Agreement), plus 3.50%. All LIBOR revolving loans will bear interest at the LIBOR Rate, plus 3.50%. All ABR revolving loans will bear interest at the base rate, plus 2.50%. Any swingline loans will bear interest at the base rate plus 2.50%.

Commitment fees on the revolving credit facility are payable on the unused revolving credit commitment at the rate of 0.50% per annum.

The provisions of the Term Loan require Crown Media Holdings to make principal payments of $525,000 at each quarter's end, commencing September 30, 2011, until maturity on July 14, 2018. The Company is required to make additional principal payments in amounts equal to (1) 50% of excess cash flow (as defined in the Credit Agreement) of Crown Media Holdings for the remainder of 2011, and each year thereafter, which percentage will be reduced to 25% if the Consolidated Leverage Ratio (as defined in the Credit Agreement) is equal to or less than 4.25 to 1 but greater than 3.25 to 1, and 0% if the Consolidated Leverage ratio is equal to or less than 3.25 to 1, respectively; (2) 100% of net cash proceeds of dispositions or casualty events if Crown Media Holdings has not invested such proceeds within one year after the occurrence of the disposition or casualty event; and (3) 100% of net cash proceeds from issuance of debt or preferred stock not otherwise permitted by the Credit Agreement.

The covenants in the Credit Agreement limit the ability of Crown Media Holdings and certain of its subsidiaries to: (1) incur indebtedness; (2) create or permit liens on assets; (3) make certain dividends, stock repurchases and redemptions and other restricted payments; (4) make certain investments; (5) prepay indebtedness; (6) enter into certain transactions with Crown Media Holdings' affiliates; (7) dispose of substantially all of the assets of Crown Media Holdings; (8) merge or consolidate; (9) enter into new unrelated lines of businesses; and (10) enter into sale and leaseback transactions. The Credit Agreement also requires compliance with a maximum total leverage ratio test and a maximum total secured leverage ratio test, but permits, with certain limitations, certain equity contributions to be made to Crown Media Holdings to enhance its ability to comply with such ratio tests.

The proceeds of the Notes and the Term Loan were used to repay borrowings under Crown Media Holdings' existing credit agreement with its affiliate, H C Crown, LLC ("HCC"), a subsidiary of Hallmark Cards, Inc., and the proceeds of the Notes were used to redeem all of Crown Media Holdings' outstanding Series A Preferred Stock, all of which was held by HCC. The revolving credit facility will be used in the future for general corporate purposes.

Redemption of the Series A Preferred Stock

The proceeds of the Notes and extensions of credit under the Credit Agreement were used in part to repay all borrowings under Crown Media's existing credit agreement with HCC, and the proceeds of the Notes were used to redeem all of Crown Media Holdings' outstanding Series A Preferred Stock, consisting of 185,000 shares held by HCC. The Series A Preferred Stock had cumulative dividends that accrued from and after January 1, 2011 through December 31, 2011 at the rate of 14% per annum of the Original Issue Price. The "Original Issue Price" was $1,000 per share. Cumulative dividends would have accrued from and after January 1, 2012 at the rate of 16% per annum of the Original Issue Price. Until December 31, 2014, dividends were payable in cash or in additional shares of Series A Preferred Stock, at the option of Crown Media Holdings. After December 31, 2014, dividends on the Preferred Stock would have been payable in cash only.

Extension and expiration of revolving credit facility

On June 29, 2011, the Company's existing $30.0 million revolving credit facility with JPMorgan Chase Bank, N.A. was amended to provide for a maturity date of the earlier to occur of (i) July 29, 2011 or (ii) the date of the execution of definitive documentation with respect to any Indebtedness of the type contemplated by Exhibit 99.1 of Crown Media Holdings' 8-K dated June 20, 2011 that was filed with the SEC on June 21, 2011. In connection with the issuance of the Notes and entry into the Credit Agreement, Crown Media Holdings allowed such credit facility to expire on its own terms on July 14, 2011.

Extension of licenses

On July 14, 2011, in connection with the 2011 Refinancing, Hallmark Licensing, Inc., an affiliate of Hallmark Cards, Inc., extended two existing trademark licenses with Crown Media United States, for an additional period terminating the earlier of (i) July 14, 2019 and (ii) the later of (x) the expiration or termination of the Credit Agreement and (y) the redemption of all of the Notes, subject to any earlier termination of such license agreements pursuant to the respective terms of such license agreements.

Certain relationships

As a result of the June 29, 2010 Recapitalization, HCC owns and has owned approximately 90.3% of the outstanding shares of Crown Media Holdings' common stock. Pursuant to a related stockholder agreement, HCC is subject to significant limitations on its rights to dispose of any portion of its holdings or acquire additional shares prior to January 1, 2014.